Schedule of Profit Sharing Plan (Details) - EBP 002 - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Profit Sharing Plan [Line Items]
Entity Tax Identification Number		22-1085787
EBP, Plan Number		002
EBP, Plan Name		Magyar Bank 401(k) Profit Sharing Plan
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	[1]	$ 183,156
EBP, Asset Held for Investment, Total		$ 15,662,296
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Asset Held for Investment, Participant Loan, Interest Rate		4.25%	9.50%
Investment, Identifier [Axis]: BlackRock Registered Investment Company iShs US Agg Bond Index K Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company iShs US Agg Bond Index K Fund
Current Value		$ 281,493
Investment, Identifier [Axis]: Dimensional Fund Advisors Registered Investment Company DFA Infl Protected Sec I Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dimensional Fund Advisors
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company DFA Infl Protected Sec I Fund
Current Value		$ 73,367
Investment, Identifier [Axis]: Dimensional Fund Advisors Registered Investment Company DFA US Sm Cap Growth Instl Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Dimensional Fund Advisors
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company DFA US Sm Cap Growth Instl Fund
Current Value		$ 10,560
Investment, Identifier [Axis]: Federated Registered Investment Company Fed Hermes Mdt Md Cp Gr R6 Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Federated
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Fed Hermes Mdt Md Cp Gr R6 Fund
Current Value		$ 784,968
Investment, Identifier [Axis]: Fidelity Investments Registered Investment Company Fidelity Adv Sm Cap Val Z Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Investments
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Fidelity Adv Sm Cap Val Z Fund
Current Value		$ 281,537
Investment, Identifier [Axis]: Janus International Holding, LLC Registered Investment Company Janus Henderson Blncd N
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Janus International Holding, LLC
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Janus Henderson Blncd N
Current Value		$ 646,681
Investment, Identifier [Axis]: Loomis Sayles Registered Investment Company Loomis Sayles Gl Alloc N Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Loomis Sayles
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Loomis Sayles Gl Alloc N Fund
Current Value		$ 15,355
Investment, Identifier [Axis]: MFS Investment Management Registered Investment Company MFS Intl Diversification R6 Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MFS Investment Management
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company MFS Intl Diversification R6 Fund
Current Value		$ 321,577
Investment, Identifier [Axis]: Magyar Bancorp, Inc. Stock Employer Security Magyar Bancorp, Inc.
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Magyar Bancorp, Inc. Stock
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Employer Security Magyar Bancorp, Inc.
Current Value	[1]	$ 2,033,998
Investment, Identifier [Axis]: PGIM Investments Registered Investment Company PGIM High Yield R6 Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PGIM Investments
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company PGIM High Yield R6 Fund
Current Value		$ 185,592
Investment, Identifier [Axis]: PIMCO Funds Registered Investment Company PIMCO Income Institutional Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PIMCO Funds
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company PIMCO Income Institutional Fund
Current Value		$ 498,121
Investment, Identifier [Axis]: Participants | Maximum
Schedule of Profit Sharing Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	[1]	9.50%
Investment, Identifier [Axis]: Participants | Minimum
Schedule of Profit Sharing Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	[1]	4.25%
Investment, Identifier [Axis]: Principal Life Insurance Company Insurance Company General Principal Guaranteed Option
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Life Insurance Company
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Insurance Company General Principal Guaranteed Option
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 1,068,154
Investment, Identifier [Axis]: Principal Life Insurance Company Pooled Separate Account Prin LgCp S&P 500 Index SA-Z
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Life Insurance Company
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Pooled Separate Account Prin LgCp S&P 500 Index SA-Z
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 1,046,110
Investment, Identifier [Axis]: Principal Life Insurance Company Registered Investment Company Principal Gov Money Mkt R6 Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Life Insurance Company
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Registered Investment Company Principal Gov Money Mkt R6 Fund
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 77,645
Investment, Identifier [Axis]: SEI Trust Company Registered Investment Company AllSpring Spec M Cap Value R6
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SEI Trust Company
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company AllSpring Spec M Cap Value R6
Current Value		$ 94,808
Investment, Identifier [Axis]: The American Funds Registered Investment Company American Funds Newworld R6
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		The American Funds
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company American Funds Newworld R6
Current Value		$ 10,186
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Growth Index Adm Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Growth Index Adm Fund
Current Value		$ 1,597,074
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Intl Growth Adm Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Intl Growth Adm Fund
Current Value		$ 498,110
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Mid Cap Index Adm Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Mid Cap Index Adm Fund
Current Value		$ 311,425
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Sm Cap Index Adm Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Sm Cap Index Adm Fund
Current Value		$ 222,950
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Tgt Rmt 2020 Inv Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Tgt Rmt 2020 Inv Fund
Current Value		$ 185,326
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Tgt Rmt 2025 Inv Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Tgt Rmt 2025 Inv Fund
Current Value		$ 223,489
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Tgt Rmt 2030 Inv Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Tgt Rmt 2030 Inv Fund
Current Value		$ 1,351,751
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Tgt Rmt 2035 Inv Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Tgt Rmt 2035 Inv Fund
Current Value		$ 1,223,700
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Tgt Rmt 2040 Inv Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Tgt Rmt 2040 Inv Fund
Current Value		$ 575,745
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Tgt Rmt 2045 Inv Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Tgt Rmt 2045 Inv Fund
Current Value		$ 825,397
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Tgt Rmt 2050 Inv Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Tgt Rmt 2050 Inv Fund
Current Value		$ 147,280
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Tgt Rmt 2055 Inv Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Tgt Rmt 2055 Inv Fund
Current Value		$ 169,445
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Tgt Rmt 2060 Inv Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Tgt Rmt 2060 Inv Fund
Current Value		$ 217,774
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Tgt Rmt 2065 Inv Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Tgt Rmt 2065 Inv Fund
Current Value		$ 93,920
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Tgt Rmt 2070 Inv Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Tgt Rmt 2070 Inv Fund
Current Value		$ 37,350
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Tgt Rmt Inc Inv Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Tgt Rmt Inc Inv Fund
Current Value		$ 4,629
Investment, Identifier [Axis]: Vanguard Registered Investment Company Vanguard Value Index Adm Fund
Schedule of Profit Sharing Plan [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment Company Vanguard Value Index Adm Fund
Current Value		$ 363,623

[1]	Indicates Party-In-Interest to the Plan